Project debt (Tables)	3 Months Ended
Mar. 31, 2023
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2023 and December 31, 2022 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	4,252,226	4,226,518
Current	344,397	326,534
Total Project debt	4,596,623	4,553,052

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2023 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2023
Interest payment	Nominal repayment	Between January and March 2024	Between April and December 2024	2025	2026	2027	Subsequent years	Total
($ in thousands)
52,924	269,208	22,265	289,308	434,937	344,987	490,139	2,692,855	4,596,623

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052